Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss before income tax	$ (466)	$ (1,734)	$ (3,552)
Adjustments for:
Amortization of intangible assets	17	21	236
Depreciation of property, plant and equipment	128	129	109
Impairment of intangible assets and goodwill	0	3	8
Impairment of property, plant and equipment		3	7
Equity-settled share-based payments	304	412	357
Finance costs	99	166	1,701
Net change in fair value of financial assets and liabilities	39	294	(37)
Net impairment loss on financial assets	72	58	19
Finance income	(198)	(107)	(28)
Gain on disposal of property, plant and equipment	(11)	(3)	(1)
Gain on disposal of associate	0	0	(2)
Gain on disposal of subsidiary	0	(2)	0
Share listing and associated expenses	0	0	353
Share of loss of equity-accounted investees (net of tax)	7	8	8
Change in provisions	1	3	15
Adjustments to reconcile profit (loss)	(8)	(749)	(807)
Changes in:
- Inventories	(1)	6	(1)
- Deposits pledged	(22)	0	(99)
- Trade and other receivables	(11)	(50)	(94)
- Loan receivables in the financial services segment	(184)	(110)	(87)
- Trade payables and other liabilities	(7)	128	137
- Deposits from customers in the banking business	364	3	0
Cash used in operations	131	(772)	(951)
Income tax paid	(45)	(26)	(3)
Net cash used in operating activities	86	(798)	(954)
Cash flows from investing activities
Acquisition of property, plant and equipment	(71)	(58)	(73)
Purchase of intangible assets	(21)	(16)	(12)
Proceeds from disposal of property, plant and equipment	28	12	25
Acquisition of additional interests in associate	0	(109)	(16)
Proceeds from disposal of associate	0	3	8
Acquisition of subsidiaries with non-controlling interests, net of cash acquired, and loan receivables	0	(266)	0
Net proceeds from/(acquisitions of) other investments	1,752	(683)	(2,717)
Interest received	183	55	28
Net cash used in investing activities	1,871	(1,062)	(2,757)
Cash flows from financing activities
Proceeds from share-based payment arrangements	16	8	46
Proceeds from the Reverse Recapitalization	0	0	4,425
Payment Of listing expenses	0	(39)	0
Proceeds from bank loans	116	109	1,980
Repayment of bank loans	(765)	(1,019)	(176)
Payment of lease liabilities	(39)	(35)	(24)
Proceeds from issuance of convertible redeemable preference shares	0	0	463
Acquisition of non-controlling interests without change in control	(27)	(15)	(460)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	10	32	443
Deposits pledged	(1)	(3)	(23)
Interest paid	(80)	(160)	(108)
Net cash (used in)/from financing activities	(770)	(1,122)	6,566
Net (decrease)/increase in cash and cash equivalents	1,187	(2,982)	2,855
Cash and cash equivalents at January 1	1,952	4,991	2,173
Effect of exchange rate fluctuations on cash held	(1)	(57)	(37)
Cash and cash equivalents at December 31	$ 3,138	$ 1,952	$ 4,991